RELATED PARTY TRANSACTIONS (Tables)	2 Months Ended
Mar. 31, 2024
Related Party Transactions [Abstract]
Schedule of balances due to related parties included in accounts payable, accrued liabilities, and promissory note payable [Table Text Block]
	March 31, 2024	January 31, 2024
	$	$
Lease liabilities due to a company controlled by the CEO	4,917,482	4,961,727
Due to the CFO	770	561
	4,918,252	4,962,288

Schedule of transactions with related parties including key management personnel [Table Text Block]
	Years ended
	March 31, 2024	January 31, 2024
	$	$
Consulting fees paid to a director	30,000	65,000
Amounts paid to CEO or companies controlled by CEO for leases	126,756	1,001,214
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	-	2,078,229
Amounts paid to CEO or companies controlled by CEO for remuneration	38,462	200,000
Salary paid to directors and officers	92,420	438,162
Share-based compensation	-	22,128
	287,638	3,804,733